CAPITALIZATION - Narrative (Details) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 28, 2026	Apr. 21, 2026 USD ($)	Jun. 12, 2025 USD ($) tradingDay consecutiveTradingDay $ / shares	May 04, 2023 USD ($) series	Jun. 30, 2025 USD ($) tradingDay	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 19, 2026 USD ($)	Sep. 04, 2025 USD ($)	Aug. 13, 2025 USD ($)	Mar. 31, 2025 $ / shares	Dec. 05, 2024 USD ($)	Apr. 30, 2023	Jun. 30, 2013 USD ($)
Debt Instrument [Line Items]
FERC-defined equity to total capitalization ratio							35.00%
Preference shares outstanding (in shares) | shares							0	0
Preferred shares, outstanding (in shares) | shares							0	0
Face amount of loan															$ 700
Repayments of debt							$ 650	$ 500	$ 0
Environmental control bonds outstanding							156	188		$ 139
Proceeds from Issuance of Long-Term Debt							1,350	700	$ 0
2026 Convertible Notes | Unsecured Debt
Debt Instrument [Line Items]
Issuance interest rate																4.00%
Observation period (in trading days) | series					40
Number of trading days prior to maturity date | series					40
Convertible Notes 2026 | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, conversation price (in dollars per share) | $ / shares										$ 46.37				$ 46.37
Repayments of debt						$ 1,200
3.625%, Convertible Notes Maturity 2029 | Convertible Debt
Debt Instrument [Line Items]
Face amount of loan				$ 1,350
3.875%, Convertible Notes Maturity 2031 | Convertible Debt
Debt Instrument [Line Items]
Face amount of loan				$ 1,150
Convertible Notes Maturity 2029 | Convertible Debt
Debt Instrument [Line Items]
Issuance interest rate				3.625%
Convertible Notes Maturity 2031
Debt Instrument [Line Items]
Issuance interest rate				3.875%
Convertible Notes Maturity 2031 | Convertible Debt
Debt Instrument [Line Items]
Issuance interest rate				3.875%
Convertible Notes Maturity 2029 & 2031 | Convertible Debt
Debt Instrument [Line Items]
Proceeds from Issuance of Debt				$ 2,470
Debt instrument, conversation price (in dollars per share) | $ / shares				$ 47.78
Debt instrument convertible premium				0.20
Number of trading days prior to maturity date				40
Redemption price, percentage				100.00%
Convertible Notes Maturity 2029 & 2031 | Convertible Debt | Debt Conversion Terms One
Debt Instrument [Line Items]
Debt instrument, convertible, threshold trading days | tradingDay				20
Debt instrument, convertible, threshold consecutive trading days | tradingDay				30
Debt instrument, convertible, threshold percentage of stock price trigger				130.00%
Convertible Notes Maturity 2029 & 2031 | Convertible Debt | Debt Conversion Terms Two
Debt Instrument [Line Items]
Debt instrument, convertible, threshold trading days | consecutiveTradingDay				5
Debt instrument, convertible, threshold consecutive trading days | consecutiveTradingDay				10
Threshold trading days measurement period | tradingDay				10
Debt instrument, measurement period percentage				98.00%
Debt Instrument, Convertible, Threshold Trading Days, Measurement Period | tradingDay				10
Debt Instrument, Convertible, Threshold Percentage Of Stock Trading Price				98.00%
4.75%, $450 Million Notes Maturity 2033 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan													$ 450
Unsecured Senior Notes Due 2029 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan												$ 350
Unsecured Senior Notes Due 2031 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan												500
Unsecured Senior Notes Due 2036 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan												500
Phase In Recovery Bonds
Debt Instrument [Line Items]
Long-term debt and other long-term obligations							$ 159	$ 175		$ 150
Term Loan Credit Agreement [Member] | Line of Credit | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument Covenant Interest Coverage Ratio Minimum		2.5
4.00%, Convertible Notes Maturity 2026 | Convertible Debt
Debt Instrument [Line Items]
Face amount of loan					$ 1,500
Issuance interest rate					4.00%
Convertible Notes Maturity 2026 [Member] | Convertible Debt
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 1,480
Convertible Notes Maturity 2026 [Member] | Convertible Debt | Debt Conversion Terms One
Debt Instrument [Line Items]
Threshold trading days measurement period | tradingDay						40
Debt Instrument, Convertible, Threshold Trading Days, Measurement Period | tradingDay						40
Convertible Notes Maturity 2026 [Member] | Convertible Debt | Debt Conversion Terms Two
Debt Instrument [Line Items]
Threshold trading days measurement period | tradingDay						41
Debt Instrument, Convertible, Threshold Trading Days, Measurement Period | tradingDay						41
Registered Shareholders, Directors and Employees of Subsidiaries
Debt Instrument [Line Items]
Consolidated tax benefit allocation (in shares) | shares							1,000,000	3,000,000	2,000,000
JERSEY CENTRAL POWER & LIGHT COMPANY | Unsecured Senior Notes Due 2029 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan												350
JERSEY CENTRAL POWER & LIGHT COMPANY | Unsecured Senior Notes Due 2031 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan												500
JERSEY CENTRAL POWER & LIGHT COMPANY | Unsecured Senior Notes Due 2036 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan												$ 500
AGC
Debt Instrument [Line Items]
FERC-defined equity to total capitalization ratio							45.00%
FE | 4.00%, $1,500 Million Notes Maturity 2026 | Promissory Notes
Debt Instrument [Line Items]
Face amount of loan					1,500
Ohio Funding Companies | Phase In Recovery Bonds
Debt Instrument [Line Items]
Face amount of loan																	$ 445
First Energy [Member]
Debt Instrument [Line Items]
Environmental control bonds outstanding							$ 156	$ 188
Principal default amount specified in debt covenants							$ 100
First Energy [Member] | 2026 Convertible Notes | Unsecured Debt
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 1,480
First Energy [Member] | Convertible Notes 2026 | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, conversation price (in dollars per share) | $ / shares							$ 46.42
First Energy [Member] | Convertible Notes Maturity 2029 & 2031 | Convertible Debt
Debt Instrument [Line Items]
Proceeds from Issuance of Debt				$ 2,470
First Energy [Member] | Phase In Recovery Bonds
Debt Instrument [Line Items]
Long-term debt and other long-term obligations							$ 159	175
First Energy [Member] | Brookfield II
Debt Instrument [Line Items]
Gain (loss) from disposal of discontinued operation								$ 7,000
MAIT | Senior Unsecured Maturing 2036, 5.02% | Senior Notes | Forecast [Member]
Debt Instrument [Line Items]
Issuance interest rate	5.02%
Proceeds from Issuance of Long-Term Debt	$ 250
ATSI | Senior Unsecured Maturing 2033 At 5.19% | Senior Notes | Subsequent Event [Member]
Debt Instrument [Line Items]
Issuance interest rate			5.19%
Proceeds from Issuance of Long-Term Debt			$ 175
ATSI | Senior Unsecured Notes Maturing 2026 At 4.00% | Unsecured Debt | Subsequent Event [Member]
Debt Instrument [Line Items]
Issuance interest rate			4.00%
Repayments of debt			$ 75
FE PA [Member] | Unsecured Senior Notes Due 2031 | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan											$ 550
Issuance interest rate											4.55%
FE PA [Member] | Unsecured Senior Notes Due 2028 [Member] | Unsecured Debt
Debt Instrument [Line Items]
Face amount of loan											$ 300
Issuance interest rate											4.15%